SIGNIFICANT ACCOUNTING POLICIES (Details 5) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Ambow Online PRC	Dec. 31, 2012 Ambow Yuhua PRC	Dec. 31, 2012 Shandong Software Companies PRC	Dec. 31, 2012 Suzhou Career Enhancement PRC	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Career Enhancement CNY	Dec. 31, 2011 Career Enhancement CNY	Dec. 31, 2012 K-12 Schools CNY	Dec. 31, 2011 K-12 Schools CNY	Dec. 31, 2012 Tutoring CNY	Dec. 31, 2011 Tutoring CNY
Revenue recognition
Period of recognizing revenue from online programs								1 month	3 months
Deferred revenue balances	$ 80,610	502,207	395,778							49,376	39,014	48,220	69,888	404,611	286,876
VAT (as a percent)				17.00%	17.00%	17.00%	17.00%
Percentage of net revenues over and above which VAT paid is entitled for refund on fulfillment of certain criteria				3.00%	3.00%	3.00%	3.00%